Business Combinations - Schedule of Consideration Transferred for Acquisition (Details) - USD ($)	Sep. 01, 2024	May 25, 2023
Acquisition of MG [Member]
Purchase consideration
Equity instruments		$ 70,629,011
Cash and cash equivalents		1,903,424
Accounts receivables and notes receivables		2,633,089
Other receivables		130,238
Inventories		130,150
Prepayments		373,905
Property, plant and equipment, net		525,791
Right-of-use assets		6,371,979
Intangible assets		30,960,827
Non-current financial assets at fair value through profit or loss		40,654
Non-current financial assets at fair value through other comprehensive income		118,400
Deferred tax assets		403,458
Other non-current assets		729,435
Short-term borrowings		(3,239,093)
Contract liabilities		(367,500)
Accounts payable		(915,805)
Income tax payable		(10,207)
Other payables		(697,286)
Other current liabilities		(742,761)
Bonds payable		(469,476)
Long-term borrowings		(210,333)
Lease liabilities		(6,098,825)
Deferred tax liabilities		(10,500,374)
Provision		(667,522)
Other non-current liabilities		(842,610)
Fair value of identifiable net assets		19,559,558
Transfer considerations		70,629,011
Less: Fair value of identifiable net assets		(19,559,558)
Goodwill		$ 51,069,453
Dragon Marketing [Member]
Purchase consideration
Equity instruments	$ 4,625,055
Cash and cash equivalents	1,552,346
Contract Assets	61,278
Accounts receivables	78,816
Other receivables	643,607
Prepayments	303,398
Investment Properties	2,437,957
Intangibles assets	474,852
Contract liabilities	(45,762)
Other payables	(98,791)
Other current liabilities	(2,355,122)
Long-term borrowings	(269,437)
Deferred tax liabilities	(101,812)
Other non-current liabilities	(125)
Fair value of identifiable net assets	2,681,205
Transfer considerations	4,625,055
Less: Fair value of identifiable net assets	(2,681,205)
Goodwill	$ 1,943,850